LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LEASES
Summary of Operating Leases
Maturity of Lease Liability
Remainder of 2022	$104,097
2023	208,195
2024	208,195
2025	136,952
Thereafter	380,823
Total undiscounted operating lease payments	$1,038,262
Less: Imputed interest	(180,239)
Present value of operating lease liabilities	858,023

Maturity of Lease Liability
2022	$211,538
2023	182,316
2024	111,026
2025	111,026
2026 and thereafter	418,723
Total undiscounted operating lease payments	$1,034,629
Less: Imputed interest	(200,164)
Present value of operating lease liabilities	$834,465
Maturity of Lease Liability
2022	$85,231
2023	72,849
2024	55,765
2025	27,744
2026 and thereafter	4,211
Total undiscounted finance lease payments	$245,800
Less: Imputed interest	(24,321)
Present value of finance lease liabilities	$221,479

Summary of Finance Leases
Maturity of Lease Liability
Remainder of 2022	$48,385
2023	87,349
2024	71,591
2025	43,547
Thereafter	24,868
Total undiscounted finance lease payments	$275,740
Less: Imputed interest	(28,403)
Present value of finance lease liabilities	$247,337